SHARE CAPITAL DISCLOSURE: Schedule of Warrants Outstanding (Details)	Jan. 31, 2023 shares
Warrants Exercisable	14,198,995
Warrants Granted May 17, 2021
Warrants Exercisable	3,849,668
Warrants Granted May 17, 2021(2)
Warrants Exercisable	149,310
Warrants Granted Nov 23, 2021
Warrants Exercisable	6,460,872
Warrants Granted Nov 23, 2021(2)
Warrants Exercisable	228,389
Warrants Granted May 16, 2022
Warrants Exercisable	3,308,666
Warrants Granted May 16, 2022(2)
Warrants Exercisable	202,090